NYSE Euronext

Michele Lee
MANAGER
CORPORATE ACTIONS

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 2795
mglee@nyx.com

09010387

June 3, 2009

CERTNYS
001-32525

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMERIPRISE FINANCIAL, INC., 7.75% Senior Notes due 2039 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 2, 2009. Tentative listing date – June 5, 2009.

Sincerely,

Michele Lee